Property, Plant and Equipment - Additional Information (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
2G Network Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss recognised in profit or loss, property, plant and equipment	¥ 0	¥ 0	¥ 10,450